BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 2.7%
Auto Components — 0.0%
Lear Corp. ....................... 44 $ 7,975
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 17 715
Chemicals — 0.3%
Atotech Ltd.
(a)
..................... 997 20,189
Diversey Holdings Ltd.
(a)
.............. 844 12,415
Element Solutions, Inc. ............... 2,254 41,226
73,830
Communications Equipment — 0.1%
CommScope Holding Co., Inc.
(a)
......... 992 15,237
Electrical Equipment — 0.1%
Sensata Technologies Holding plc
(a)
...... 259 15,009
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
....... 84 487
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
........ 289 24,464
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc. ...... 1,374 58,299
VICI Properties, Inc. ................. 2,984 84,268
142,567
Life Sciences Tools & Services — 0.2%
(a)
Avantor, Inc. ...................... 1,243 35,960
PPD, Inc. ........................ 360 13,623
49,583
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 8,587 15,457
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 2,849 41,880
Oil, Gas & Consumable Fuels — 1.1%
Chesapeake Energy Corp.
(a)
........... 2,575 111,729
Energy Transfer LP ................. 3,159 24,261
Enterprise Products Partners LP ......... 1,291 28,428
Extraction Oil & Gas, Inc.
(a)
............ 504 18,114
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $14,884)
(a)(c)
................. 425 14,931
Kinder Morgan, Inc. ................. 1,902 31,668
Plains All American Pipeline LP ......... 3,061 27,855
Targa Resources Corp. ............... 280 8,890
Williams Cos., Inc. (The) .............. 1,303 30,868
296,744
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
(a)
............. 1,001 31,772
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
............. 230 12,537
Total Common Stocks — 2.7%
(Cost: $625,988) ................................ 728,257
Security
Par (000)
Par (000) Value
Corporate Bonds — 84.5%
Aerospace & Defense — 3.0%
Bombardier, Inc.
(d)
:
8.75%, 12/01/21 ................. USD 52 $ 54,557
5.75%, 03/15/22 ................. 8 8,340
6.13%, 01/15/23 ................. 59 61,434
7.50%, 12/01/24 ................. 15 14,981
7.50%, 03/15/25 ................. 2 1,968
7.88%, 04/15/27 ................. 34 33,343
BWX Technologies, Inc.
(d)
:
5.38%, 07/15/26 ................. 14 14,455
4.13%, 06/30/28 ................. 8 8,100
4.13%, 04/15/29 ................. 17 17,234
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(d)
............... 28 29,417
Signature Aviation US Holdings, Inc.
(d)
:
5.38%, 05/01/26 ................. 3 3,060
4.00%, 03/01/28 ................. 25 25,423
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(d)
. 14 14,805
SSL Robotics LLC, 9.75%, 12/31/23
(d)
.... 7 7,871
TransDigm, Inc.:
8.00%, 12/15/25
(d)
................ 26 28,314
6.25%, 03/15/26
(d)
................ 385 408,177
6.38%, 06/15/26 ................. 17 17,574
Triumph Group, Inc., 8.88%, 06/01/24
(d)
... 76 85,515
834,568
Airlines — 1.7%
American Airlines, Inc.
(d)
:
11.75%, 07/15/25 ................ 49 60,612
5.50%, 04/20/26 ................. 44 45,790
5.75%, 04/20/29 ................. 58 61,692
Delta Air Lines, Inc.
(d)
:
7.00%, 05/01/25 ................. 34 39,167
4.50%, 10/20/25 ................. 13 13,876
4.75%, 10/20/28 ................. 54 58,719
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(d)
............... 21 22,315
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(d)
91 99,759
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(d)
6 6,365
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 5 5,188
Series 2020-1, Class A, 5.88%, 10/15/27 42 46,521
460,004
Auto Components — 2.0%
Adient US LLC, 9.00%, 04/15/25
(d)
...... 17 18,870
Allison Transmission, Inc.
(d)
:
5.88%, 06/01/29 ................. 28 30,613
3.75%, 01/30/31 ................. 20 19,375
Clarios Global LP
(d)
:
6.75%, 05/15/25 ................. 22 23,533
6.25%, 05/15/26 ................. 105 111,514
8.50%, 05/15/27 ................. 167 179,734
Dealer Tire LLC, 8.00%, 02/01/28
(d)
...... 32 33,760
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. 17 19,071
5.63%, 04/30/33 ................. 26 26,000
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 13 13,500
6.38%, 12/15/25 ................. 19 19,617
6.25%, 05/15/26 ................. 5 5,238
5.25%, 05/15/27 ................. 23 23,748
4.38%, 02/01/29
(d)
................ 16 15,635
Tenneco, Inc., 7.88%, 01/15/29
(d)
....... 7 7,855
548,063

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
Ford Motor Co.:
4.35%, 12/08/26 ................. USD 5 $ 5,269
4.75%, 01/15/43 ................. 9 9,066
5.29%, 12/08/46 ................. 10 10,513
Tesla, Inc., 5.30%, 08/15/25
(d)
......... 25 25,940
Winnebago Industries, Inc., 6.25%, 07/15/28
(d)
13 13,926
64,714
Banks — 0.4%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(e)
EUR 100 16,418
JPMorgan Chase & Co.
(f)(g)
:
Series FF, (SOFR + 3.38%), 5.00% .... USD 71 73,396
Series HH, (SOFR + 3.13%), 4.60% .... 26 26,293
116,107
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(d)
10 10,200
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(d)
7 6,842
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(d)
.................... 24 25,142
Arcosa, Inc., 4.38%, 04/15/29
(d)
........ 28 28,420
Builders FirstSource, Inc., 6.75%, 06/01/27
(d)
10 10,762
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(d)
.................... 32 34,080
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(d)
... 21 22,072
Forterra Finance LLC, 6.50%, 07/15/25
(d)
.. 38 40,850
Griffon Corp., 5.75%, 03/01/28 ......... 8 8,510
JELD-WEN, Inc.
(d)
:
6.25%, 05/15/25 ................. 13 13,812
4.63%, 12/15/25 ................. 5 5,063
4.88%, 12/15/27 ................. 2 2,068
Masonite International Corp.
(d)
:
5.75%, 09/15/26 ................. 9 9,360
5.38%, 02/01/28 ................. 8 8,490
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(d)
38 39,824
Standard Industries, Inc.
(d)
:
4.38%, 07/15/30 ................. 25 25,225
3.38%, 01/15/31 ................. 8 7,580
Summit Materials LLC, 5.25%, 01/15/29
(d)
.. 16 16,700
297,958
Capital Markets — 0.8%
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00%
(f)(g)
... 59 57,997
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(d)
............... 22 23,065
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95%
(f)(g)
70 74,046
MSCI, Inc., 3.63%, 09/01/30
(d)
......... 12 12,202
Owl Rock Capital Corp.:
3.75%, 07/22/25 ................. 26 26,958
4.25%, 01/15/26 ................. 16 16,791
3.40%, 07/15/26 ................. 10 10,129
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(d)
.................... 10 10,227
231,415
Chemicals — 1.2%
Chemours Co. (The), 5.75%, 11/15/28
(d)
... 10 10,529
Element Solutions, Inc., 3.88%, 09/01/28
(d)
. 110 108,543
Gates Global LLC, 6.25%, 01/15/26
(d)
..... 36 37,710
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(d)
.................... 27 27,775
Security
Par (000)
Par (000) Value
Chemicals (continued)
HB Fuller Co., 4.25%, 10/15/28 ........ USD 8 $ 8,128
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
... 26 29,258
Ingevity Corp., 3.88%, 11/01/28
(d)
....... 9 8,730
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
20 20,625
NOVA Chemicals Corp., 4.88%, 06/01/24
(d)
. 4 4,180
PQ Corp., 5.75%, 12/15/25
(d)
.......... 63 64,575
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(d)
.................... 22 21,692
341,745
Commercial Services & Supplies — 2.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(d)
26 26,423
Allied Universal Holdco LLC
(d)
:
6.63%, 07/15/26 ................. 155 164,374
9.75%, 07/15/27 ................. 58 63,638
APX Group, Inc.:
7.88%, 12/01/22 ................. 13 13,049
8.50%, 11/01/24 ................. 4 4,150
6.75%, 02/15/27
(d)
................ 25 26,818
Aramark Services, Inc.
(d)
:
5.00%, 04/01/25 ................. 4 4,095
6.38%, 05/01/25 ................. 26 27,560
5.00%, 02/01/28 ................. 5 5,189
Brink's Co. (The), 5.50%, 07/15/25
(d)
..... 4 4,225
Clean Harbors, Inc.
(d)
:
4.88%, 07/15/27 ................. 2 2,110
5.13%, 07/15/29 ................. 13 13,801
Covanta Holding Corp., 5.00%, 09/01/30 .. 13 13,130
Garda World Security Corp.
(d)
:
4.63%, 02/15/27 ................. 29 29,000
9.50%, 11/01/27 ................. 20 22,137
GFL Environmental, Inc.
(d)
:
4.25%, 06/01/25 ................. 8 8,240
3.75%, 08/01/25 ................. 22 22,330
5.13%, 12/15/26 ................. 36 37,935
8.50%, 05/01/27 ................. 25 27,531
4.00%, 08/01/28 ................. 28 27,090
3.50%, 09/01/28 ................. 15 14,550
IAA, Inc., 5.50%, 06/15/27
(d)
.......... 11 11,536
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(d)
.................... 12 12,210
Nielsen Finance LLC
(d)
:
5.63%, 10/01/28 ................. 22 23,127
5.88%, 10/01/30 ................. 26 28,178
Prime Security Services Borrower LLC
(d)
:
5.25%, 04/15/24 ................. 8 8,533
5.75%, 04/15/26 ................. 6 6,492
6.25%, 01/15/28 ................. 29 30,189
Stericycle, Inc., 3.88%, 01/15/29
(d)
....... 13 12,838
Waste Pro USA, Inc., 5.50%, 02/15/26
(d)
... 40 40,950
731,428
Communications Equipment — 1.0%
Avaya, Inc., 6.13%, 09/15/28
(d)
......... 70 74,310
CommScope Technologies LLC
(d)
:
6.00%, 06/15/25 ................. 22 22,441
5.00%, 03/15/27 ................. 35 34,672
CommScope, Inc.
(d)
:
5.50%, 03/01/24 ................. 11 11,344
6.00%, 03/01/26 ................. 21 22,127
8.25%, 03/01/27 ................. 4 4,280
7.13%, 07/01/28 ................. 20 21,242
Nokia OYJ, 6.63%, 05/15/39 .......... 8 9,844
ViaSat, Inc.
(d)
:
5.63%, 04/15/27 ................. 24 25,174

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
6.50%, 07/15/28 ................. USD 43 $ 45,281
270,715
Construction & Engineering — 0.4%
(d)
Brand Industrial Services, Inc., 8.50%, 07/15/25 39 39,304
Dycom Industries, Inc., 4.50%, 04/15/29 ... 9 9,023
MasTec, Inc., 4.50%, 08/15/28 ......... 21 21,787
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 ................. 7 7,175
9.75%, 07/15/28 ................. 7 7,840
Pike Corp., 5.50%, 09/01/28 .......... 14 14,245
99,374
Consumer Finance — 1.2%
Ford Motor Credit Co. LLC, 3.35%, 11/01/22 200 204,040
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(f)(g)
10 10,800
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(d)(h)
..... 30 28,730
Navient Corp.:
7.25%, 09/25/23 ................. 8 8,659
6.13%, 03/25/24 ................. 6 6,353
5.88%, 10/25/24 ................. 2 2,100
6.75%, 06/15/26 ................. 2 2,168
5.00%, 03/15/27 ................. 2 2,005
OneMain Finance Corp.:
6.88%, 03/15/25 ................. 10 11,374
8.88%, 06/01/25 ................. 8 8,862
7.13%, 03/15/26 ................. 14 16,147
6.63%, 01/15/28 ................. 18 20,400
321,638
Containers & Packaging — 1.3%
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,815
Graham Packaging Co., Inc., 7.13%, 08/15/28
(d)
9 9,574
Graphic Packaging International LLC, 4.75%,
07/15/27
(d)
.................... 9 9,832
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(d)
.................... 11 11,357
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(d)
.................... 15 15,778
LABL Escrow Issuer LLC
(d)
:
6.75%, 07/15/26 ................. 39 41,779
10.50%, 07/15/27 ................ 13 14,477
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(d)
............... 21 21,289
Sealed Air Corp.
(d)
:
4.00%, 12/01/27 ................. 5 5,118
6.88%, 07/15/33 ................. 9 11,075
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2 2,055
Trivium Packaging Finance BV, 8.50%,
08/15/27
(d)(i)
................... 200 217,040
364,189
Distributors — 0.7%
(d)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 ............. 17 17,000
Core & Main LP, 6.13%, 08/15/25 ....... 141 144,714
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 17 16,958
9.00%, 11/15/26 ................. 6 5,994
184,666
Diversified Consumer Services — 0.1%
frontdoor, Inc., 6.75%, 08/15/26
(d)
....... 14 14,893
Graham Holdings Co., 5.75%, 06/01/26
(d)
.. 3 3,135
Laureate Education, Inc., 8.25%, 05/01/25
(d)
8 8,360
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Service Corp. International, 5.13%, 06/01/29 USD 2 $ 2,146
28,534
Diversified Financial Services — 1.3%
(d)
Fairstone Financial, Inc., 7.88%, 07/15/24 .. 16 16,800
MPH Acquisition Holdings LLC, 5.75%,
11/01/28 ..................... 63 61,425
Sabre GLBL, Inc.:
9.25%, 04/15/25 ................. 42 50,085
7.38%, 09/01/25 ................. 21 22,917
Shift4 Payments LLC, 4.63%, 11/01/26 .... 28 29,050
Verscend Escrow Corp., 9.75%, 08/15/26 .. 165 176,917
357,194
Diversified Telecommunication Services — 5.5%
Altice France SA, 8.13%, 02/01/27
(d)
..... 248 271,833
CCO Holdings LLC
(d)
:
5.00%, 02/01/28 ................. 8 8,461
5.38%, 06/01/29 ................. 22 23,595
4.75%, 03/01/30 ................. 11 11,399
4.50%, 08/15/30 ................. 76 77,459
4.25%, 02/01/31 ................. 44 44,097
4.50%, 05/01/32 ................. 51 51,638
Cincinnati Bell, Inc.
(d)
:
7.00%, 07/15/24 ................. 23 23,719
8.00%, 10/15/25 ................. 8 8,509
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
.................... 45 48,606
Frontier Communications Corp.
(d)
:
5.88%, 10/15/27 ................. 37 39,220
5.00%, 05/01/28 ................. 70 71,286
6.75%, 05/01/29 ................. 37 39,024
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(d)(i)
................... 5 5,175
Level 3 Financing, Inc.
(d)
:
4.63%, 09/15/27 ................. 4 4,117
4.25%, 07/01/28 ................. 7 7,079
3.75%, 07/15/29 ................. 18 17,616
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... 11 12,142
Series Y, 7.50%, 04/01/24 .......... 11 12,329
5.13%, 12/15/26
(d)
................ 74 77,950
4.00%, 02/15/27
(d)
................ 36 36,772
4.50%, 01/15/29
(d)
................ 42 40,963
Series P, 7.60%, 09/15/39 .......... 15 17,175
Series U, 7.65%, 03/15/42 .......... 37 42,088
QualityTech LP, 3.88%, 10/01/28
(d)
...... 18 17,910
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 69 86,376
8.75%, 03/15/32 ................. 66 97,598
Switch Ltd., 3.75%, 09/15/28
(d)
......... 30 29,542
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 44 51,790
6.00%, 09/30/34 ................. 51 57,842
7.20%, 07/18/36 ................. 6 7,572
Telesat Canada
(d)
:
4.88%, 06/01/27 ................. 26 26,000
6.50%, 10/15/27 ................. 2 2,003
Zayo Group Holdings, Inc.
(d)
:
4.00%, 03/01/27 ................. 66 64,845
6.13%, 03/01/28 ................. 92 94,415
1,528,145
Electric Utilities — 0.7%
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(i)
......... 12 12,900
2.65%, 03/01/30 ................. 2 1,902

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series B, 2.25%, 09/01/30 .......... USD 2 $ 1,855
Series C, 5.35%, 07/15/47
(i)
......... 40 44,927
Series C, 3.40%, 03/01/50 .......... 13 11,375
FirstEnergy Transmission LLC
(d)
:
5.45%, 07/15/44 ................. 31 35,816
4.55%, 04/01/49 ................. 15 15,818
NRG Energy, Inc., 3.63%, 02/15/31
(d)
..... 27 26,325
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
.................... 26 26,423
PG&E Corp., 5.25%, 07/01/30 ......... 20 21,200
198,541
Electrical Equipment — 0.1%
Sensata Technologies BV
(d)
:
5.63%, 11/01/24 ................. 9 9,990
4.00%, 04/15/29 ................. 9 9,162
19,152
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, 3.25%, 02/15/29 .......... 16 15,800
Sensata Technologies, Inc., 4.38%, 02/15/30
(d)
23 24,092
39,892
Energy Equipment & Services — 1.2%
Archrock Partners LP
(d)
:
6.88%, 04/01/27 ................. 18 18,765
6.25%, 04/01/28 ................. 39 39,616
ChampionX Corp., 6.38%, 05/01/26 ...... 22 23,045
New Fortress Energy, Inc., 6.50%, 09/30/26
(d)
85 85,638
Pioneer Energy Services Corp.
(b)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(g)
................... 34 33,431
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(h)(j)
................... 24 23,082
TechnipFMC plc, 6.50%, 02/01/26
(d)
...... 29 30,344
Tervita Corp., 11.00%, 12/01/25
(d)
....... 9 10,215
Transocean, Inc., 11.50%, 01/30/27
(d)
..... 11 9,435
USA Compression Partners LP:
6.88%, 04/01/26 ................. 36 36,922
6.88%, 09/01/27 ................. 33 33,990
344,483
Entertainment — 1.2%
Cinemark USA, Inc., 5.88%, 03/15/26
(d)
... 10 10,240
Lions Gate Capital Holdings LLC
(d)
:
6.38%, 02/01/24 ................. 3 3,096
5.88%, 11/01/24 ................. 14 14,411
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(j)
................ 20 27,938
4.88%, 11/01/24
(d)
................ 3 3,053
2.00%, 02/15/25
(j)
................ 13 14,398
6.50%, 05/15/27
(d)
................ 89 98,790
4.75%, 10/15/27
(d)
................ 7 7,052
3.75%, 01/15/28
(d)
................ 15 14,794
Netflix, Inc.:
5.88%, 11/15/28 ................. 27 32,658
6.38%, 05/15/29 ................. 19 23,560
5.38%, 11/15/29
(d)
................ 15 17,738
4.88%, 06/15/30
(d)
................ 12 13,819
Playtika Holding Corp., 4.25%, 03/15/29
(d)
.. 25 24,630
WMG Acquisition Corp.
(d)
:
5.50%, 04/15/26 ................. 3 3,084
3.88%, 07/15/30 ................. 14 14,135
323,396
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 2.7%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(d)
.................... USD 16 $ 16,472
Diversified Healthcare Trust, 9.75%, 06/15/25 20 22,640
Global Net Lease, Inc., 3.75%, 12/15/27
(d)
.. 16 15,596
GLP Capital LP:
4.00%, 01/15/30 ................. 17 17,684
4.00%, 01/15/31 ................. 8 8,268
Iron Mountain, Inc.
(d)
:
5.25%, 07/15/30 ................. 28 28,890
5.63%, 07/15/32 ................. 21 21,945
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 14 15,027
4.63%, 06/15/25
(d)
................ 14 14,766
4.50%, 09/01/26 ................. 19 19,885
5.75%, 02/01/27 ................. 27 29,766
4.50%, 01/15/28 ................. 17 17,590
3.88%, 02/15/29
(d)
................ 26 25,899
MPT Operating Partnership LP:
4.63%, 08/01/29 ................. 39 41,029
3.50%, 03/15/31 ................. 65 63,786
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 37 37,874
4.50%, 02/15/29
(d)
................ 15 15,060
SBA Communications Corp., 3.88%, 02/15/27 36 36,799
Service Properties Trust:
4.50%, 06/15/23 ................. 5 5,079
4.35%, 10/01/24 ................. 4 3,977
7.50%, 09/15/25 ................. 17 19,319
5.50%, 12/15/27 ................. 11 11,635
Uniti Group LP
(d)
:
6.00%, 04/15/23 ................. 36 36,585
7.88%, 02/15/25 ................. 10 10,807
6.50%, 02/15/29 ................. 49 48,388
VICI Properties LP
(d)
:
4.25%, 12/01/26 ................. 63 64,454
3.75%, 02/15/27 ................. 25 25,000
4.63%, 12/01/29 ................. 39 40,457
4.13%, 08/15/30 ................. 41 41,357
756,034
Food & Staples Retailing — 0.5%
(d)
Albertsons Cos., Inc.:
3.25%, 03/15/26 ................. 18 17,931
4.63%, 01/15/27 ................. 25 25,911
5.88%, 02/15/28 ................. 27 28,789
4.88%, 02/15/30 ................. 5 5,140
United Natural Foods, Inc., 6.75%, 10/15/28 8 8,550
US Foods, Inc.:
6.25%, 04/15/25 ................. 12 12,864
4.75%, 02/15/29 ................. 26 26,000
125,185
Food Products — 2.1%
Chobani LLC
(d)
:
7.50%, 04/15/25 ................. 49 51,007
4.63%, 11/15/28 ................. 24 24,480
JBS USA LUX SA
(d)
:
6.75%, 02/15/28 ................. 19 20,758
6.50%, 04/15/29 ................. 10 11,295
Kraft Heinz Foods Co.:
4.25%, 03/01/31 ................. 63 69,359
5.00%, 07/15/35 ................. 10 11,509
6.88%, 01/26/39 ................. 22 30,307
4.63%, 10/01/39 ................. 7 7,563
6.50%, 02/09/40 ................. 15 19,589

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
5.20%, 07/15/45 ................. USD 26 $ 30,070
4.38%, 06/01/46 ................. 32 33,452
4.88%, 10/01/49 ................. 79 88,607
5.50%, 06/01/50 ................. 88 107,730
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(d)
14 15,117
Post Holdings, Inc.
(d)
:
5.63%, 01/15/28 ................. 2 2,104
5.50%, 12/15/29 ................. 5 5,354
4.63%, 04/15/30 ................. 6 6,015
4.50%, 09/15/31 ................. 20 19,780
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
.. 23 23,202
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 6 6,042
583,340
Gas Utilities — 0.0%
Superior Plus LP, 4.50%, 03/15/29
(d)
..... 12 12,122
Health Care Equipment & Supplies — 0.8%
(d)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 78 81,460
Hologic, Inc., 3.25%, 02/15/29 ......... 9 8,887
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 31 33,328
7.25%, 02/01/28 ................. 87 95,323
218,998
Health Care Providers & Services — 4.9%
Acadia Healthcare Co., Inc.
(d)
:
5.50%, 07/01/28 ................. 9 9,475
5.00%, 04/15/29 ................. 14 14,528
AdaptHealth LLC
(d)
:
6.13%, 08/01/28 ................. 12 12,720
4.63%, 08/01/29 ................. 9 8,955
AHP Health Partners, Inc., 9.75%, 07/15/26
(d)
30 32,513
Akumin, Inc., 7.00%, 11/01/25
(d)
........ 10 10,638
Centene Corp.:
4.25%, 12/15/27 ................. 43 45,231
4.63%, 12/15/29 ................. 63 68,185
3.00%, 10/15/30 ................. 70 69,884
2.50%, 03/01/31 ................. 69 65,896
Community Health Systems Inc, 8.13%,
06/30/24
(d)
.................... 8 8,392
Community Health Systems, Inc.
(d)
:
6.63%, 02/15/25 ................. 80 84,450
8.00%, 03/15/26 ................. 103 111,374
5.63%, 03/15/27 ................. 54 56,565
6.00%, 01/15/29 ................. 48 50,760
6.88%, 04/15/29 ................. 19 19,891
DaVita, Inc., 4.63%, 06/01/30
(d)
........ 14 14,264
Encompass Health Corp.:
4.50%, 02/01/28 ................. 4 4,096
4.75%, 02/01/30 ................. 15 15,431
4.63%, 04/01/31 ................. 8 8,280
HCA, Inc.:
5.38%, 09/01/26 ................. 10 11,275
5.63%, 09/01/28 ................. 35 40,250
5.88%, 02/01/29 ................. 20 23,300
3.50%, 09/01/30 ................. 62 62,525
Legacy LifePoint Health LLC
(d)
:
6.75%, 04/15/25 ................. 16 17,000
4.38%, 02/15/27 ................. 7 6,860
LifePoint Health, Inc., 5.38%, 01/15/29
(d)
... 20 19,700
MEDNAX, Inc., 6.25%, 01/15/27
(d)
....... 22 23,525
ModivCare, Inc., 5.88%, 11/15/25
(d)
...... 7 7,368
Molina Healthcare, Inc.
(d)
:
4.38%, 06/15/28 ................. 17 17,492
3.88%, 11/15/30 ................. 25 25,719
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(d)
.................... USD 26 $ 27,755
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(d)
............... 9 9,742
RP Escrow Issuer LLC, 5.25%, 12/15/25
(d)
.. 13 13,471
Surgery Center Holdings, Inc.
(d)
:
6.75%, 07/01/25 ................. 64 64,995
10.00%, 04/15/27 ................ 43 47,407
Tenet Healthcare Corp.
(d)
:
4.63%, 09/01/24 ................. 13 13,374
7.50%, 04/01/25 ................. 23 24,832
4.88%, 01/01/26 ................. 78 81,101
6.25%, 02/01/27 ................. 4 4,224
5.13%, 11/01/27 ................. 43 44,965
4.63%, 06/15/28 ................. 7 7,175
6.13%, 10/01/28 ................. 35 36,531
Vizient, Inc., 6.25%, 05/15/27
(d)
........ 21 22,286
1,364,400
Hotels, Restaurants & Leisure — 5.6%
1011778 BC ULC
(d)
:
3.88%, 01/15/28 ................. 12 12,129
4.38%, 01/15/28 ................. 30 30,141
Affinity Gaming, 6.88%, 12/15/27
(d)
...... 10 10,538
Boyd Gaming Corp.:
8.63%, 06/01/25
(d)
................ 22 24,464
6.38%, 04/01/26 ................. 8 8,260
4.75%, 12/01/27 ................. 14 14,269
Boyne USA, Inc., 7.25%, 05/01/25
(d)
..... 16 16,632
Caesars Entertainment, Inc.
(d)
:
6.25%, 07/01/25 ................. 115 122,592
8.13%, 07/01/27 ................. 81 89,322
Caesars Resort Collection LLC, 5.75%,
07/01/25
(d)
.................... 43 45,378
Carnival Corp.
(d)
:
11.50%, 04/01/23 ................ 51 58,459
10.50%, 02/01/26 ................ 11 12,939
5.75%, 03/01/27 ................. 105 107,756
9.88%, 08/01/27 ................. 15 17,661
CCM Merger, Inc., 6.38%, 05/01/26
(d)
..... 15 15,928
Cedar Fair LP
(d)
:
5.50%, 05/01/25 ................. 88 92,624
6.50%, 10/01/28 ................. 5 5,375
Churchill Downs, Inc.
(d)
:
5.50%, 04/01/27 ................. 23 24,040
4.75%, 01/15/28 ................. 27 27,924
Full House Resorts, Inc., 8.25%, 02/15/28
(d)
. 6 6,392
Golden Nugget, Inc., 6.75%, 10/15/24
(d)
... 77 77,860
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(d)
................ 12 12,648
5.75%, 05/01/28
(d)
................ 20 21,526
4.88%, 01/15/30 ................. 9 9,547
4.00%, 05/01/31
(d)
................ 21 21,000
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 14 14,612
IRB Holding Corp., 7.00%, 06/15/25
(d)
.... 16 17,223
Life Time, Inc.
(d)
:
5.75%, 01/15/26 ................. 28 28,806
8.00%, 04/15/26 ................. 18 18,540
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 2 2,089
MGM Resorts International, 6.00%, 03/15/23 10 10,712
NCL Corp. Ltd.
(d)
:
10.25%, 02/01/26 ................ 10 11,733
5.88%, 03/15/26 ................. 16 16,160
NCL Finance Ltd., 6.13%, 03/15/28
(d)
..... 26 26,487

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(d)
.................... USD 15 $ 16,125
Powdr Corp., 6.00%, 08/01/25
(d)
........ 25 26,346
Royal Caribbean Cruises Ltd.
(d)
:
10.88%, 06/01/23 ................ 10 11,503
9.13%, 06/15/23 ................. 15 16,529
11.50%, 06/01/25 ................ 20 23,325
5.50%, 04/01/28 ................. 39 39,195
Scientific Games International, Inc.
(d)
:
8.63%, 07/01/25 ................. 18 19,570
5.00%, 10/15/25 ................. 10 10,357
8.25%, 03/15/26 ................. 40 42,900
7.00%, 05/15/28 ................. 13 13,892
7.25%, 11/15/29 ................. 14 15,190
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(d)
.................... 14 15,216
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(d)
75 81,094
Station Casinos LLC, 4.50%, 02/15/28
(d)
... 17 16,936
Travel + Leisure Co., 6.63%, 07/31/26
(d)
... 15 17,030
Vail Resorts, Inc., 6.25%, 05/15/25
(d)
..... 14 14,927
Viking Cruises Ltd., 7.00%, 02/15/29
(d)
.... 4 4,119
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
.................... 12 12,124
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(d)
.................... 16 16,184
Wynn Las Vegas LLC, 5.25%, 05/15/27
(d)
.. 28 29,320
Wynn Resorts Finance LLC
(d)
:
7.75%, 04/15/25 ................. 17 18,429
5.13%, 10/01/29 ................. 60 61,410
Yum! Brands, Inc.:
4.75%, 01/15/30
(d)
................ 2 2,115
5.35%, 11/01/43 ................. 2 2,110
1,557,712
Household Durables — 0.8%
Ashton Woods USA LLC, 6.63%, 01/15/28
(d)
7 7,455
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(d)
.................... 20 20,012
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(d)
23 24,668
Installed Building Products, Inc., 5.75%,
02/01/28
(d)
.................... 13 13,585
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(d)
.................... 28 29,960
Mattamy Group Corp.
(d)
:
5.25%, 12/15/27 ................. 14 14,648
4.63%, 03/01/30 ................. 16 15,892
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 4,390
New Home Co., Inc. (The), 7.25%, 10/15/25
(d)
6 6,211
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(d)
24 25,500
Taylor Morrison Communities, Inc.
(d)
:
5.88%, 06/15/27 ................. 7 7,735
5.13%, 08/01/30 ................. 5 5,313
Tempur Sealy International, Inc.:
5.50%, 06/15/26 ................. 2 2,072
4.00%, 04/15/29
(d)
................ 25 24,875
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 5,526
Williams Scotsman International, Inc., 4.63%,
08/15/28
(d)
.................... 25 25,469
233,311
Household Products — 0.3%
Central Garden & Pet Co., 4.13%, 10/15/30 . 21 21,210
Energizer Holdings, Inc.
(d)
:
4.75%, 06/15/28 ................. 2 2,062
4.38%, 03/31/29 ................. 2 2,007
Security
Par (000)
Par (000) Value
Household Products (continued)
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(d)
.................... USD 17 $ 17,000
Spectrum Brands, Inc.
(d)
:
5.00%, 10/01/29 ................. 13 13,715
5.50%, 07/15/30 ................. 13 13,910
3.88%, 03/15/31 ................. 9 8,809
78,713
Independent Power and Renewable Electricity Producers
— 0.5%
(d)
Calpine Corp.:
4.50%, 02/15/28 ................. 28 28,235
5.13%, 03/15/28 ................. 61 61,284
4.63%, 02/01/29 ................. 2 1,949
5.00%, 02/01/31 ................. 38 37,088
3.75%, 03/01/31 ................. 2 1,906
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 13 13,525
143,987
Insurance — 1.7%
(d)
Alliant Holdings Intermediate LLC:
4.25%, 10/15/27 ................. 89 89,111
6.75%, 10/15/27 ................. 140 149,012
AmWINS Group, Inc., 7.75%, 07/01/26 .... 10 10,700
AssuredPartners, Inc., 5.63%, 01/15/29 ... 22 22,418
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 25 26,844
HUB International Ltd., 7.00%, 05/01/26 ... 60 62,305
NFP Corp.:
7.00%, 05/15/25 ................. 9 9,652
6.88%, 08/15/28 ................. 94 97,525
467,567
Interactive Media & Services — 0.2%
(d)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 35 35,589
Twitter, Inc., 3.88%, 12/15/27 .......... 21 22,018
57,607
Internet & Direct Marketing Retail — 0.2%
(d)
ANGI Group LLC, 3.88%, 08/15/28 ...... 22 22,000
Go Daddy Operating Co. LLC:
5.25%, 12/01/27 ................. 5 5,287
3.50%, 03/01/29 ................. 11 10,808
Match Group Holdings II LLC:
4.63%, 06/01/28 ................. 9 9,196
4.13%, 08/01/30 ................. 8 8,022
55,313
IT Services — 1.5%
Arches Buyer, Inc., 4.25%, 06/01/28
(d)
.... 9 8,984
Austin BidCo, Inc., 7.13%, 12/15/28
(d)
..... 6 6,105
Banff Merger Sub, Inc., 9.75%, 09/01/26
(d)
.. 106 112,890
Black Knight InfoServ LLC, 3.63%, 09/01/28
(d)
35 34,391
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(d)
19 19,100
Endure Digital, Inc., 6.00%, 02/15/29
(d)
.... 16 15,638
Gartner, Inc.
(d)
:
4.50%, 07/01/28 ................. 25 25,781
3.75%, 10/01/30 ................. 21 20,827
Northwest Fiber LLC
(d)
:
6.00%, 02/15/28 ................. 21 20,948
10.75%, 06/01/28 ................ 9 10,167
Presidio Holdings, Inc., 4.88%, 02/01/27
(d)
.. 14 14,350
Tempo Acquisition LLC
(d)
:
5.75%, 06/01/25 ................. 18 19,013
6.75%, 06/01/25 ................. 71 72,553
Twilio, Inc., 3.88%, 03/15/31 .......... 11 11,235

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Unisys Corp., 6.88%, 11/01/27
(d)
........ USD 9 $ 9,855
401,837
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25
(d)
................ 14 14,720
3.75%, 04/01/29
(d)
................ 9 9,056
6.20%, 10/01/40 ................. 6 7,035
5.45%, 11/01/41 ................. 13 14,203
45,014
Life Sciences Tools & Services — 0.2%
(d)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 10 10,300
4.00%, 03/15/31 ................. 9 9,149
Syneos Health, Inc., 3.63%, 01/15/29 .... 38 36,955
56,404
Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(d)
. 15 15,919
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(d)
.................... 9 8,921
Clark Equipment Co., 5.88%, 06/01/25
(d)
... 25 26,453
Colfax Corp., 6.38%, 02/15/26
(d)
........ 20 21,275
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 16,936
GrafTech Finance, Inc., 4.63%, 12/15/28
(d)
.. 11 11,083
Grinding Media, Inc., 7.38%, 12/15/23
(d)
... 28 28,615
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(d)(h)
........ 31 33,712
Meritor, Inc., 4.50%, 12/15/28
(d)
........ 6 6,018
Navistar International Corp.
(d)
:
9.50%, 05/01/25 ................. 7 7,691
6.63%, 11/01/25 ................. 4 4,150
RBS Global, Inc., 4.88%, 12/15/25
(d)
..... 8 8,162
Stevens Holding Co., Inc., 6.13%, 10/01/26
(d)
20 21,450
Terex Corp.
(d)
:
5.63%, 02/01/25 ................. 9 9,253
5.00%, 05/15/29 ................. 24 24,845
Titan Acquisition Ltd., 7.75%, 04/15/26
(d)
... 53 55,051
Wabash National Corp., 5.50%, 10/01/25
(d)
. 23 23,518
323,052
Media — 5.8%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(d)
.................... 13 13,520
Altice Financing SA, 7.50%, 05/15/26
(d)
.... 200 209,000
AMC Networks, Inc.:
4.75%, 08/01/25 ................. 14 14,361
4.25%, 02/15/29 ................. 10 9,725
Block Communications, Inc., 4.88%, 03/01/28
(d)
12 12,222
Cable One, Inc.
(d)
:
1.13%, 03/15/28
(j)
................ 17 17,128
4.00%, 11/15/30 ................. 12 11,870
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(d)
.................... 40 39,560
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 18 18,726
5.13%, 08/15/27
(d)
................ 143 143,822
CSC Holdings LLC:
5.25%, 06/01/24 ................. 5 5,394
6.50%, 02/01/29
(d)
................ 200 221,000
Diamond Sports Group LLC, 5.38%, 08/15/26
(d)
42 30,240
DISH DBS Corp.:
6.75%, 06/01/21 ................. 11 11,088
5.88%, 07/15/22 ................. 86 89,827
5.00%, 03/15/23 ................. 23 23,995
5.88%, 11/15/24 ................. 14 14,641
Security
Par (000)
Par (000) Value
Media (continued)
7.75%, 07/01/26 ................. USD 49 $ 54,083
DISH Network Corp.
(j)
:
2.38%, 03/15/24 ................. 26 24,993
3.38%, 08/15/26 ................. 38 36,529
Entercom Media Corp., 6.50%, 05/01/27
(d)
.. 30 31,012
GCI LLC, 4.75%, 10/15/28
(d)
.......... 14 14,332
Liberty Broadband Corp.
(d)(j)
:
1.25%, 09/30/50 ................. 42 41,076
2.75%, 09/30/50 ................. 70 70,729
Meredith Corp., 6.88%, 02/01/26 ....... 2 2,057
Midcontinent Communications, 5.38%,
08/15/27
(d)
.................... 16 16,635
Outfront Media Capital LLC
(d)
:
5.00%, 08/15/27 ................. 16 16,160
4.25%, 01/15/29 ................. 11 10,590
Radiate Holdco LLC
(d)
:
4.50%, 09/15/26 ................. 48 48,540
6.50%, 09/15/28 ................. 114 120,378
Scripps Escrow II, Inc.
(d)
:
3.88%, 01/15/29 ................. 2 1,965
5.38%, 01/15/31 ................. 14 13,895
Sinclair Television Group, Inc., 4.13%,
12/01/30
(d)
.................... 41 39,514
Sirius XM Radio, Inc.
(d)
:
5.00%, 08/01/27 ................. 14 14,687
5.50%, 07/01/29 ................. 3 3,244
4.13%, 07/01/30 ................. 31 31,035
TEGNA, Inc., 5.50%, 09/15/24
(d)
........ 4 4,065
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(d)
72 77,476
Univision Communications, Inc.
(d)
:
5.13%, 02/15/25 ................. 11 11,138
6.63%, 06/01/27 ................. 22 23,494
1,593,746
Metals & Mining — 2.6%
Allegheny Technologies, Inc., 7.88%, 08/15/23
(i)
6 6,508
Arconic Corp.
(d)
:
6.00%, 05/15/25 ................. 15 16,167
6.13%, 02/15/28 ................. 21 22,365
Big River Steel LLC, 6.63%, 01/31/29
(d)
... 102 111,098
Constellium SE, 5.88%, 02/15/26
(d)
...... 250 257,625
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 78 93,834
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(d)
.................... 15 16,800
Kaiser Aluminum Corp.
(d)
:
6.50%, 05/01/25 ................. 11 11,657
4.63%, 03/01/28 ................. 7 7,165
New Gold, Inc.
(d)
:
6.38%, 05/15/25 ................. 6 6,180
7.50%, 07/15/27 ................. 39 40,392
Novelis Corp.
(d)
:
5.88%, 09/30/26 ................. 14 14,612
4.75%, 01/30/30 ................. 87 89,671
United States Steel Corp.:
6.25%, 03/15/26 ................. 1 1,010
6.88%, 03/01/29 ................. 23 23,518
718,602
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 7 7,096
Multiline Retail — 0.5%
(d)
Macy's, Inc., 8.38%, 06/15/25 ......... 50 55,289
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 33 33,660
Nordstrom, Inc., 8.75%, 05/15/25 ....... 41 46,402
135,351

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 11.8%
Aethon United BR LP, 8.25%, 02/15/26
(d)
... USD 42 $ 43,470
Antero Midstream Partners LP
(d)
:
7.88%, 05/15/26 ................. 34 36,568
5.75%, 03/01/27 ................. 10 10,002
Antero Resources Corp.
(d)
:
8.38%, 07/15/26 ................. 7 7,717
7.63%, 02/01/29 ................. 21 22,365
Apache Corp.:
4.88%, 11/15/27 ................. 17 17,425
4.38%, 10/15/28 ................. 2 1,994
5.10%, 09/01/40 ................. 19 18,572
5.25%, 02/01/42 ................. 7 6,895
4.75%, 04/15/43 ................. 29 26,898
4.25%, 01/15/44 ................. 15 13,500
5.35%, 07/01/49 ................. 6 5,730
Ascent Resources Utica Holdings LLC, 9.00%,
11/01/27
(d)
.................... 35 44,450
Baytex Energy Corp., 8.75%, 04/01/27
(d)
... 17 15,427
Blue Racer Midstream LLC, 7.63%, 12/15/25
(d)
14 15,088
Buckeye Partners LP:
4.13%, 03/01/25
(d)
................ 14 14,284
3.95%, 12/01/26 ................. 6 5,931
4.50%, 03/01/28
(d)
................ 16 16,040
5.85%, 11/15/43 ................. 14 13,599
5.60%, 10/15/44 ................. 13 12,538
Callon Petroleum Co., 9.00%, 04/01/25
(d)
.. 33 33,475
Centennial Resource Production LLC:
6.88%, 04/01/27
(d)
................ 22 19,580
3.25%, 04/01/28
(j)
................ 9 8,607
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 23 24,051
4.50%, 10/01/29 ................. 44 45,629
4.00%, 03/01/31
(d)
................ 48 48,840
Cheniere Energy, Inc., 4.63%, 10/15/28
(d)
.. 120 124,625
Chesapeake Energy Corp.
(d)
:
5.50%, 02/01/26 ................. 5 5,204
5.88%, 02/01/29 ................. 13 13,780
CITGO Petroleum Corp.
(d)
:
7.00%, 06/15/25 ................. 25 25,719
6.38%, 06/15/26 ................. 20 20,180
CNX Resources Corp.
(d)
:
7.25%, 03/14/27 ................. 8 8,593
6.00%, 01/15/29 ................. 18 18,705
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(d)
.................... 12 11,763
Comstock Resources, Inc.:
7.50%, 05/15/25
(d)
................ 15 15,563
9.75%, 08/15/26 ................. 10 10,875
6.75%, 03/01/29
(d)
................ 45 46,125
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 13 13,010
4.50%, 04/15/23 ................. 3 3,107
5.75%, 01/15/31
(d)
................ 17 19,208
4.90%, 06/01/44 ................. 22 22,001
Crestwood Midstream Partners LP
(d)
:
5.63%, 05/01/27 ................. 25 24,562
6.00%, 02/01/29 ................. 17 16,745
CrownRock LP, 5.63%, 10/15/25
(d)
...... 97 98,961
DCP Midstream Operating LP
(d)
:
6.45%, 11/03/36 ................. 17 18,998
6.75%, 09/15/37 ................. 29 32,371
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(d)
.................... 36 38,438
Endeavor Energy Resources LP
(d)
:
6.63%, 07/15/25 ................. 16 17,100
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 01/30/26 ................. USD 64 $ 66,419
5.75%, 01/30/28 ................. 30 31,690
Energy Transfer Operating LP, 6.50%, 02/01/42 15 17,888
EnLink Midstream LLC:
5.63%, 01/15/28
(d)
................ 14 13,538
5.38%, 06/01/29 ................. 8 7,480
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 17 17,136
4.85%, 07/15/26 ................. 2 1,932
5.60%, 04/01/44 ................. 20 16,600
5.05%, 04/01/45 ................. 2 1,547
EQM Midstream Partners LP:
6.00%, 07/01/25
(d)
................ 17 18,296
4.13%, 12/01/26 ................. 5 4,962
6.50%, 07/01/27
(d)
................ 30 32,618
4.50%, 01/15/29
(d)
................ 19 18,515
4.75%, 01/15/31
(d)
................ 35 33,950
EQT Corp.:
3.90%, 10/01/27 ................. 23 23,460
8.50%, 02/01/30
(i)
................ 16 20,405
Genesis Energy LP:
5.63%, 06/15/24 ................. 14 13,685
6.50%, 10/01/25 ................. 4 3,921
8.00%, 01/15/27 ................. 10 10,125
7.75%, 02/01/28 ................. 12 12,004
Great Western Petroleum LLC, 12.00%,
09/01/25
(d)
.................... 15 13,350
Harvest Midstream I LP, 7.50%, 09/01/28
(d)
. 29 31,166
Hess Midstream Operations LP
(d)
:
5.63%, 02/15/26 ................. 10 10,300
5.13%, 06/15/28 ................. 14 14,154
Hilcorp Energy I LP
(d)
:
5.75%, 02/01/29 ................. 11 11,096
6.00%, 02/01/31 ................. 13 13,195
Holly Energy Partners LP, 5.00%, 02/01/28
(d)
19 19,243
Indigo Natural Resources LLC, 5.38%,
02/01/29
(d)
.................... 39 38,423
Matador Resources Co., 5.88%, 09/15/26 .. 40 38,950
MEG Energy Corp.
(d)
:
6.50%, 01/15/25 ................. 25 25,824
7.13%, 02/01/27 ................. 14 14,665
5.88%, 02/01/29 ................. 13 13,032
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 13 12,997
6.38%, 07/15/28 ................. 9 9,007
6.37%, 12/01/42
(i)
................ 3 2,730
New Fortress Energy, Inc., 6.75%, 09/15/25
(d)
96 98,630
NGL Energy Operating LLC, 7.50%, 02/01/26
(d)
31 31,852
NGPL PipeCo LLC, 7.77%, 12/15/37
(d)
.... 25 33,160
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(d)
41 40,764
NuStar Logistics LP:
5.75%, 10/01/25 ................. 12 12,846
6.00%, 06/01/26 ................. 13 14,015
6.38%, 10/01/30 ................. 2 2,163
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 25 25,010
2.70%, 02/15/23 ................. 17 16,961
6.95%, 07/01/24 ................. 6 6,584
2.90%, 08/15/24 ................. 48 47,474
5.50%, 12/01/25 ................. 11 11,633
3.40%, 04/15/26 ................. 6 5,826
8.88%, 07/15/30 ................. 2 2,522
6.13%, 01/01/31 ................. 19 20,980
4.30%, 08/15/39 ................. 43 36,464
6.20%, 03/15/40 ................. 58 59,595

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.50%, 07/15/44 ................. USD 17 $ 14,490
4.63%, 06/15/45 ................. 42 36,754
6.60%, 03/15/46 ................. 2 2,130
4.40%, 04/15/46 ................. 37 31,688
4.10%, 02/15/47 ................. 5 4,006
4.20%, 03/15/48 ................. 33 26,816
4.40%, 08/15/49 ................. 7 5,854
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 ................. 7 7,229
5.38%, 01/01/26 ................. 2 2,204
Ovintiv, Inc.:
7.38%, 11/01/31 ................. 6 7,632
6.50%, 08/15/34 ................. 10 12,107
Parkland Corp.
(d)
:
5.88%, 07/15/27 ................. 23 24,524
4.50%, 10/01/29 ................. 23 23,029
Parsley Energy LLC
(d)
:
5.63%, 10/15/27 ................. 15 16,256
4.13%, 02/15/28 ................. 22 23,293
PBF Holding Co. LLC, 9.25%, 05/15/25
(d)
.. 90 91,886
PDC Energy, Inc.:
1.13%, 09/15/21
(j)
................ 20 19,825
6.13%, 09/15/24 ................. 6 6,157
6.25%, 12/01/25 ................. 4 4,020
5.75%, 05/15/26 ................. 28 29,043
Range Resources Corp.:
5.88%, 07/01/22 ................. 3 3,015
5.00%, 08/15/22 ................. 22 22,389
5.00%, 03/15/23 ................. 2 2,033
4.88%, 05/15/25 ................. 5 4,950
9.25%, 02/01/26 ................. 3 3,259
8.25%, 01/15/29
(d)
................ 13 13,910
Rattler Midstream LP, 5.63%, 07/15/25
(d)
... 20 20,882
SM Energy Co.:
6.13%, 11/15/22 ................. 6 5,916
5.00%, 01/15/24 ................. 2 1,881
10.00%, 01/15/25
(d)
............... 58 65,250
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 24 24,000
7.50%, 04/01/26 ................. 2 2,116
8.38%, 09/15/28 ................. 9 9,878
Sunoco Logistics Partners Operations LP:
5.30%, 04/01/44 ................. 18 18,963
5.40%, 10/01/47 ................. 28 30,234
Sunoco LP:
5.50%, 02/15/26 ................. 3 3,082
6.00%, 04/15/27 ................. 6 6,277
5.88%, 03/15/28 ................. 2 2,093
4.50%, 05/15/29
(d)
................ 11 10,959
Tallgrass Energy Partners LP
(d)
:
5.50%, 09/15/24 ................. 22 22,330
7.50%, 10/01/25 ................. 11 11,840
6.00%, 12/31/30 ................. 13 12,850
Targa Resources Partners LP:
6.50%, 07/15/27 ................. 15 16,300
5.00%, 01/15/28 ................. 16 16,660
6.88%, 01/15/29 ................. 7 7,712
5.50%, 03/01/30 ................. 34 35,700
4.88%, 02/01/31
(d)
................ 7 7,093
Teine Energy Ltd., 6.88%, 04/15/29
(d)
..... 15 15,182
TerraForm Power Operating LLC
(d)
:
4.25%, 01/31/23 ................. 7 7,227
4.75%, 01/15/30 ................. 9 9,345
Vine Energy Holdings LLC, 6.75%, 04/15/29
(d)
45 45,000
Vine Oil & Gas LP, 8.75%, 04/15/23
(d)
..... 5 5,323
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LP, 5.38%, 11/01/27
(d)
USD 17 $ 17,680
Western Midstream Operating LP:
3.95%, 06/01/25 ................. 14 14,378
4.75%, 08/15/28 ................. 3 3,135
5.45%, 04/01/44 ................. 31 31,791
5.30%, 03/01/48 ................. 30 30,106
5.50%, 08/15/48 ................. 8 7,873
6.50%, 02/01/50
(i)
................ 59 63,794
3,256,439
Personal Products — 0.1%
(d)
Edgewell Personal Care Co., 5.50%, 06/01/28 13 13,728
Prestige Brands, Inc., 3.75%, 04/01/31 .... 13 12,399
26,127
Pharmaceuticals — 1.8%
Bausch Health Americas, Inc., 9.25%,
04/01/26
(d)
.................... 13 14,404
Bausch Health Cos., Inc.
(d)
:
6.13%, 04/15/25 ................. 5 5,126
9.00%, 12/15/25 ................. 11 11,951
5.75%, 08/15/27 ................. 20 21,525
7.00%, 01/15/28 ................. 35 37,994
5.00%, 01/30/28 ................. 21 21,263
5.00%, 02/15/29 ................. 43 42,704
6.25%, 02/15/29 ................. 47 49,959
7.25%, 05/30/29 ................. 30 33,488
5.25%, 01/30/30 ................. 22 22,114
5.25%, 02/15/31 ................. 23 22,890
Catalent Pharma Solutions, Inc., 3.13%,
02/15/29
(d)
.................... 15 14,400
Elanco Animal Health, Inc., 5.90%, 08/28/28
(i)
6 6,802
Endo DAC
(d)
:
9.50%, 07/31/27 ................. 34 36,933
6.00%, 06/30/28 ................. 12 9,720
Endo Luxembourg Finance Co. I Sarl, 6.13%,
04/01/29
(d)
.................... 40 40,350
P&L Development LLC, 7.75%, 11/15/25
(d)
.. 20 21,400
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(d)
83 88,034
501,057
Professional Services — 0.6%
(d)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 7,960
ASGN, Inc., 4.63%, 05/15/28 .......... 6 6,190
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26 ................. 18 19,219
10.25%, 02/15/27 ................ 19 21,209
Jaguar Holding Co. II/PPD Development LP:
4.63%, 06/15/25 ................. 15 15,650
5.00%, 06/15/28 ................. 57 59,365
KBR, Inc., 4.75%, 09/30/28 ........... 15 15,236
Science Applications International Corp.,
4.88%, 04/01/28 ................ 23 23,776
168,605
Real Estate Management & Development — 0.5%
(d)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 22 23,788
Five Point Operating Co. LP, 7.88%, 11/15/25 23 24,038
Howard Hughes Corp. (The):
5.38%, 08/01/28 ................. 8 8,410
4.13%, 02/01/29 ................. 18 17,599
4.38%, 02/01/31 ................. 20 19,587
Realogy Group LLC:
7.63%, 06/15/25 ................. 12 13,102
5.75%, 01/15/29 ................. 22 21,697
128,221

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Road & Rail — 1.0%
(d)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 USD 9 $ 9,310
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 26 26,671
Uber Technologies, Inc.:
7.50%, 05/15/25 ................. 75 80,938
0.00%, 12/15/25
(j)(k)
............... 27 28,367
8.00%, 11/01/26 ................. 50 54,125
7.50%, 09/15/27 ................. 34 37,555
6.25%, 01/15/28 ................. 30 32,676
269,642
Semiconductors & Semiconductor Equipment — 0.4%
(d)
Entegris, Inc., 4.38%, 04/15/28 ........ 16 16,498
Microchip Technology, Inc., 4.25%, 09/01/25 53 55,372
ON Semiconductor Corp., 3.88%, 09/01/28 . 22 22,630
Synaptics, Inc., 4.00%, 06/15/29 ........ 17 16,869
111,369
Software — 3.3%
ACI Worldwide, Inc., 5.75%, 08/15/26
(d)
... 30 31,650
Ascend Learning LLC:
6.88%, 08/01/25
(d)
................ 56 57,400
Boxer Parent Co., Inc.
(d)
:
7.13%, 10/02/25 ................. 34 36,465
9.13%, 03/01/26 ................. 53 56,417
BY Crown Parent LLC
(d)
:
7.38%, 10/15/24 ................. 62 63,008
4.25%, 01/31/26 ................. 45 46,729
Camelot Finance SA, 4.50%, 11/01/26
(d)
... 22 22,746
Castle US Holding Corp., 9.50%, 02/15/28
(d)
27 27,540
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(d)
.................... 62 63,200
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 14 13,688
Fair Isaac Corp., 4.00%, 06/15/28
(d)
...... 5 5,128
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 13 13,634
PTC, Inc.
(d)
:
3.63%, 02/15/25 ................. 4 4,105
4.00%, 02/15/28 ................. 6 6,090
Rocket Software, Inc., 6.50%, 02/15/29
(d)
.. 34 34,306
Solera LLC, 10.50%, 03/01/24
(d)
........ 204 210,752
SS&C Technologies, Inc., 5.50%, 09/30/27
(d)
105 111,830
Veritas US, Inc., 7.50%, 09/01/25
(d)
...... 78 81,015
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
21 20,595
906,298
Specialty Retail — 1.7%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 9 9,206
4.75%, 03/01/30 ................. 8 8,264
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(d)(h)
. 12 12,450
Carvana Co., 5.50%, 04/15/27
(d)
........ 23 23,121
Gap, Inc. (The), 8.88%, 05/15/27
(d)
...... 15 17,513
Group 1 Automotive, Inc., 4.00%, 08/15/28
(d)
3 2,981
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
11 10,989
L Brands, Inc.:
6.88%, 07/01/25
(d)
................ 40 44,448
6.63%, 10/01/30
(d)
................ 13 14,843
6.88%, 11/01/35 ................. 49 58,398
6.75%, 07/01/36 ................. 5 5,900
LBM Acquisition LLC, 6.25%, 01/15/29
(d)
... 30 30,900
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 15,750
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 6 6,130
5.50%, 05/15/26 ................. 3 3,087
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(d)
............... 25 25,813
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
SRS Distribution, Inc., 8.25%, 07/01/26
(d)
.. USD 39 $ 40,901
Staples, Inc., 7.50%, 04/15/26
(d)
........ 59 62,230
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. 53 56,270
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(d)(h)
........... 18 18,765
467,959
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(d)
... 11 12,251
NCR Corp.
(d)
:
5.75%, 09/01/27 ................. 7 7,407
5.00%, 10/01/28 ................. 9 9,090
5.13%, 04/15/29 ................. 12 12,090
6.13%, 09/01/29 ................. 13 13,764
5.25%, 10/01/30 ................. 9 9,114
Xerox Corp., 4.80%, 03/01/35 ......... 18 18,008
81,724
Textiles, Apparel & Luxury Goods — 0.2%
(d)
Crocs, Inc., 4.25%, 03/15/29 .......... 13 12,675
Hanesbrands, Inc., 5.38%, 05/15/25 ..... 4 4,233
Levi Strauss & Co., 3.50%, 03/01/31 ..... 10 9,650
William Carter Co. (The), 5.50%, 05/15/25 .. 7 7,466
Wolverine World Wide, Inc., 6.38%, 05/15/25 7 7,455
41,479
Thrifts & Mortgage Finance — 0.7%
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(d)
.................... 50 54,031
Home Point Capital, Inc., 5.00%, 02/01/26
(d)
. 25 24,750
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(d)
.................... 28 27,580
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 16,620
Nationstar Mortgage Holdings, Inc.
(d)
:
6.00%, 01/15/27 ................. 10 10,375
5.50%, 08/15/28 ................. 21 21,085
5.13%, 12/15/30 ................. 11 10,849
PennyMac Financial Services, Inc., 4.25%,
02/15/29
(d)
.................... 2 1,913
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
.................... 13 13,000
180,203
Trading Companies & Distributors — 0.6%
(d)
Boise Cascade Co., 4.88%, 07/01/30 ..... 7 7,332
Brightstar Escrow Corp., 9.75%, 10/15/25 .. 6 6,510
Fortress Transportation & Infrastructure
Investors LLC:
6.50%, 10/01/25 ................. 6 6,270
9.75%, 08/01/27 ................. 5 5,694
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 17 16,787
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 5 4,863
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 22 23,412
WESCO Distribution, Inc.:
7.13%, 06/15/25 ................. 33 36,086
7.25%, 06/15/28 ................. 54 60,285
167,239
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(d)
.................... 9 9,203
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 6.75%, 10/01/26
(d)
... 209 222,531
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(d)
.................... 16 16,840

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... USD 3 $ 3,301
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(d)(g)(h)
......... 46 43,023
Sprint Corp., 7.63%, 03/01/26 ......... 22 26,943
T-Mobile USA, Inc.:
2.88%, 02/15/31 ................. 35 33,828
3.50%, 04/15/31 ................. 30 30,225
376,691
Total Corporate Bonds — 84.5%
(Cost: $22,486,811) .............................. 23,350,610
Floating Rate Loan Interests — 10.7%
Aerospace & Defense — 0.5%
(g)
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(l)
...................... 25 24,794
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(b)(l)
..................... 25 25,375
Peraton Corp., Term Loan, 02/01/28
(l)
..... 44 43,636
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 19 19,082
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 14 14,006
126,893
Airlines — 0.3%
(g)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(l)
...................... 49 50,186
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 6 5,905
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... 27 28,323
84,414
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 04/30/26
(g)
23 23,149
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 01/01/38
(g)
.... 7 6,915
Building Products — 0.1%
(g)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 11/23/27 . 8 7,941
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 10 9,656
17,597
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.13%
,
 06/03/26
(g)
10 10,350
Chemicals — 0.4%
(g)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 39 38,854
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 38 38,888
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.86%
,
 03/30/26 5 4,746
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27 ................. 27 26,786
Security
Par (000)
Par (000) Value
Chemicals (continued)
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... USD 7 $ 7,349
116,623
Commercial Services & Supplies — 0.8%
(g)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 ................. 156 153,723
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 09/06/24 ...... 41 41,248
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 8 8,110
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 11/02/26 . 2 2,377
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(b)
................ 13 13,390
218,848
Construction & Engineering — 0.2%
SRS Distribution, Inc., Term Loan:
(g)
(LIBOR USD 1 Month + 3.00%),
3.11%, 05/23/25 ............... 29 28,925
(LIBOR USD 1 Month + 4.25%),
4.36%, 05/23/25 ............... 13 12,772
41,697
Construction Materials — 0.1%
(g)
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 6 6,464
Foundation Building Materials, Inc., 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.75%, 01/31/28 ............... 9 8,426
14,890
Containers & Packaging — 0.1%
(g)
BWay Holding Co., Term Loan, (LIBOR USD 3
Month + 3.25%), 3.44%
,
 04/03/24 ..... 18 18,046
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 ................. 8 7,817
Kleopatra Finco SARL, Facility Term Loan B,
02/12/26
(l)
...................... 8 7,970
33,833
Diversified Consumer Services — 0.1%
(g)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 01/29/27 ........... 7 6,872
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 16 16,983
Sotheby's, Inc., Term Loan, (LIBOR USD 2
Month + 4.75%), 5.50%
,
 01/15/27 ..... 11 11,094
34,949
Diversified Financial Services — 1.2%
(g)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28
(b)
12 11,895
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 46 46,133
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 6 Month + 3.75%), 4.50%
,
 12/01/27 34 33,907

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Week + 3.75%),
4.50%
,
 12/17/27 ................. USD 4 $ 3,834
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(l)
.............. 1 852
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 06/28/24
(b)
1 1,001
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
(l)
...................... 66 65,506
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. 33 32,876
Veritas US, Inc., Term Loan B, 09/01/25
(l)
... 80 79,877
White Cap Buyer LLC, Term Loan, (LIBOR
USD 6 Month + 4.00%), 4.50%
,
 10/19/27 43 42,785
WP CPP Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 04/30/25 ................. 6 5,686
324,352
Diversified Telecommunication Services — 0.3%
(g)
Altice Financing SA, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 07/15/25 ..... 3 2,877
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 08/14/26 .... 14 14,105
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 ................. 25 24,896
Northwest Fiber LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 04/30/27 ................. 16 16,151
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/09/27 . 26 25,606
83,635
Entertainment — 0.1%
(g)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(b)
................ 33 33,825
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 ................. 1 620
34,445
Health Care Providers & Services — 0.5%
(g)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 ................. 14 13,538
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.71%
,
 07/24/26 ................. 14 13,613
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 10/10/25 60 51,626
Gentiva Health Services, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 2.75%),
2.88%
,
 07/02/25 ................. 13 12,884
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 11/16/25 ................. 10 9,777
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 06/30/25 ................. 8 8,049
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 8.25%), 9.25%
,
 04/29/25 .... 17 17,600
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 8.00%),
9.00%
,
 09/03/24 ................. USD 2 $ 2,018
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 ................. 18 17,859
146,964
Health Care Technology — 0.1%
(g)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26 ................. 11 11,009
Verscend Holding Corp., Term Loan B1,
08/27/25
(l)
...................... 8 8,025
19,034
Hotels, Restaurants & Leisure — 0.4%
(g)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.61%
,
 07/21/25 ................. 17 16,674
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
............... 5 5,374
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 32 31,416
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ..... 32 31,770
Life Time, Inc., Term Loan, 12/16/24
(l)
..... 20 19,935
105,169
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 08/12/26
(g)
.... 2 1,485
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(g)
................ 26 19,485
Insurance — 0.3%
(g)
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 12/23/26 ..... 4 3,833
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 09/01/27 17 16,929
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.36%, 12/31/25 ............... 31 30,618
(LIBOR USD 1 Month + 3.75%),
3.86%, 09/03/26 ............... 23 22,449
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 14 13,906
87,735
Interactive Media & Services — 0.1%
(g)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 11 10,962
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 14 14,210
25,172
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(g)
................ 19 18,947

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
IT Services — 0.9%
(g)
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. USD 4 $ 3,511
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 8 8,250
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 22 21,884
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.11% -
3.36%
,
 11/29/24 ................. 11 11,080
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 12/01/25 ................. 10 9,959
Peak 10 Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.43%
,
 08/01/25 ................. 7 5,960
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ........... 15 14,927
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ..... 8 8,055
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 3.95%
,
 10/07/27 ........... 53 52,802
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 14 13,486
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.61%
,
 08/27/25 93 93,156
243,070
Life Sciences Tools & Services — 0.1%
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.86%
,
 09/27/24
(g)
29 29,032
Machinery — 0.4%
(g)
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.11%
,
 09/21/26 ...... 38 37,734
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.27%
,
 03/28/25 .... 82 80,267
118,001
Media — 1.5%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(g)
... 8 8,080
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(g)
................ 67 64,025
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(g)
................ 73 73,944
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(g)
................ 15 15,596
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(g)
................ 33 33,253
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(m)
................ 164 167,550
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(g)
................ 7 6,368
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(g)
3 2,977
Security
Par (000)
Par (000) Value
Media (continued)
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(g)
................ USD 14 $ 13,449
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.86%
,
 12/31/28
(g)
................ 40 39,712
424,954
Oil, Gas & Consumable Fuels — 0.5%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(g)(l)
......... 129 143,081
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, 03/27/28
(g)(l)
................ 41 40,285
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 02/06/26
(g)
................ 39 38,330
Software — 1.0%
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28
(g)
................ 15 15,332
Boxer Parent Co. Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.86%
,
 10/02/25
(g)
... 23 23,239
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(g)
5 4,998
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.95%
,
 01/29/27
(g)
19 18,606
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27
(g)
................ 23 22,870
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.93%
,
 03/11/28
(g)
................ 12 11,903
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(m)
................ 39 39,805
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 02/25/27
(g)
.... 19 18,650
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29
(g)
5 5,025
Omnitracs LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 8.00%), 8.11%
,
 09/29/28
(b)(g)
5 5,006
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(g)
................ 13 12,935
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.15%
,
 04/26/24
(g)
................ 15 14,906
Realpage, Inc., Term Loan, 02/18/28
(g)(l)
.... 27 26,861
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 08/01/25
(g)
................ 9 8,679
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28
(g)
................ 26 26,250
UKG, Inc., 1st Lien Term Loan:
(g)
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ............... 10 9,633
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 17 16,915
281,613

BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28
(g)
.... USD 46 $ 45,894
Total Floating Rate Loan Interests — 10.7%
(Cost: $2,935,810) .............................. 2,960,841
Shares
Shares
Investment Companies — 0.0%
Cheniere Energy Partners LP .......... 46 1,911
Western Midstream Partners LP ......... 191 3,551
Total Investment Companies — 0.0%
(Cost: $4,952) ................................. 5,462
Beneficial Interest
(000)
Other Interests — 0.0%
(n)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(b)(e)
............... 140 1,568
Total Other Interests — 0.0% ......................... 1,568
Par (000)
Pa r (000)
Capital Trusts — 1.8%
Banks — 1.5%
(f)(g)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... 42 46,486
Series Z, (LIBOR USD 3 Month + 4.17%),
6.50% ...................... 45 50,400
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 116 128,760
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 10 11,500
CIT Group, Inc., Series A, (LIBOR USD 3
Month + 3.97%), 5.80% ............ 26 26,877
Citigroup, Inc., Series Q, (LIBOR USD 3 Month
+ 4.10%), 4.29% ................. 23 23,007
JPMorgan Chase & Co.:
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ...................... 15 14,973
Series V, (LIBOR USD 3 Month + 3.32%),
3.56% ...................... 24 23,892
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 20 20,688
Security
Par (000)
Par (000) Value
Banks (continued)
Series R, (LIBOR USD 3 Month + 3.30%),
6.00% ...................... USD 4 $ 4,193
Series U, (LIBOR USD 3 Month + 3.33%),
6.13% ...................... 7 7,502
Wells Fargo & Co.:
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 23 25,323
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ...................... 35 35,347
418,948
Capital Markets — 0.3%
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85%
(f)(g)
.......... 85 85,127
Total Capital Trusts — 1.8%
(Cost: $479,983) ................................ 504,075
Shares
Shares
Warrants — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
SM Energy Co. (Issued/exercisable 06/18/20, 1
share for 1 warrant, Expires 06/30/23, Strike
Price USD 0.01)
(a)
................ 1,904 31,150
Total Warrants — 0.1% ............................. 31,150
Total Long-Term Investments — 99.8%
(Cost: $26,533,544) .............................. 27,581,963
Short-Term Securities — 2.0%
(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
................... 542,023 542,023
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 10,297 10,297
Total Short-Term Securities — 2.0%
(Cost: $552,320) ................................ 552,320
Total Investments — 101.8%
(Cost: $27,085,864 ) .............................. 28,134,283
Liabilities in Excess of Other Assets — (1.8)% ............ (496,125)
Net Assets — 100.0% .............................. $ 27,638,158
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $14,931, representing 0.05% of its net assets as of period end, and an original cost of $14,884.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Perpetual security with no stated maturity date.
(g)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(j)
Convertible security.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Fixed rate.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
(o)
Annualized 7-day yield as of period end.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 171,880 $ 370,143 $ — $ — $ — $ 542,023 542,023 $ 23 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 398,000 USD 473,488 Bank of Montreal 04/06/21 $ (6,744)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nordstrom, Inc. ........... 1.00 % Quarterly Barclays Bank plc 06/20/25 USD 4 $ 132 $ 897 $ (765)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (126) $ (334) $ 208
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 6 (309) (672) 363
$ (435) $ (1,006) $ 571
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviations
EUR Euro
USD United States Dollar
Portfolio Abbreviations
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components ...................................... $ 7,975 $ — $ — $ 7,975
Building Products ....................................... 715 — — 715
Chemicals ............................................ 73,830 — — 73,830
Communications Equipment ................................ 15,237 — — 15,237
Electrical Equipment ..................................... 15,009 — — 15,009
Energy Equipment & Services .............................. — — 487 487
Entertainment ......................................... 24,464 — — 24,464
Equity Real Estate Investment Trusts (REITs) .................... 142,567 — — 142,567
Life Sciences Tools & Services .............................. 49,583 — — 49,583
Media ............................................... 15,457 — — 15,457
Metals & Mining ........................................ 41,880 — — 41,880
Oil, Gas & Consumable Fuels ............................... 281,813 14,931 — 296,744
Pharmaceuticals ....................................... 31,772 — — 31,772
Road & Rail ........................................... 12,537 — — 12,537
Corporate Bonds:
Aerospace & Defense .................................... — 834,568 — 834,568
Airlines .............................................. — 460,004 — 460,004
Auto Components ...................................... — 548,063 — 548,063
Automobiles .......................................... — 64,714 — 64,714
Banks ............................................... — 116,107 — 116,107
Beverages ........................................... — 10,200 — 10,200
Biotechnology ......................................... — 6,842 — 6,842
Building Products ....................................... — 297,958 — 297,958
Capital Markets ........................................ — 231,415 — 231,415
Chemicals ............................................ — 341,745 — 341,745
Commercial Services & Supplies ............................. — 731,428 — 731,428
Communications Equipment ................................ — 270,715 — 270,715
Construction & Engineering ................................ — 99,374 — 99,374
Consumer Finance ...................................... — 321,638 — 321,638
Containers & Packaging .................................. — 364,189 — 364,189

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Distributors ........................................... $ — $ 184,666 $ — $ 184,666
Diversified Consumer Services .............................. — 28,534 — 28,534
Diversified Financial Services ............................... — 357,194 — 357,194
Diversified Telecommunication Services ........................ — 1,528,145 — 1,528,145
Electric Utilities ........................................ — 198,541 — 198,541
Electrical Equipment ..................................... — 19,152 — 19,152
Electronic Equipment, Instruments & Components ................. — 39,892 — 39,892
Energy Equipment & Services .............................. — 287,970 56,513 344,483
Entertainment ......................................... — 323,396 — 323,396
Equity Real Estate Investment Trusts (REITs) .................... — 756,034 — 756,034
Food & Staples Retailing .................................. — 125,185 — 125,185
Food Products ......................................... — 583,340 — 583,340
Gas Utilities ........................................... — 12,122 — 12,122
Health Care Equipment & Supplies ........................... — 218,998 — 218,998
Health Care Providers & Services ............................ — 1,364,400 — 1,364,400
Hotels, Restaurants & Leisure .............................. — 1,557,712 — 1,557,712
Household Durables ..................................... — 233,311 — 233,311
Household Products ..................................... — 78,713 — 78,713
Independent Power and Renewable Electricity Producers ............ — 143,987 — 143,987
Insurance ............................................ — 467,567 — 467,567
Interactive Media & Services ............................... — 57,607 — 57,607
Internet & Direct Marketing Retail ............................ — 55,313 — 55,313
IT Services ........................................... — 401,837 — 401,837
Leisure Products ....................................... — 45,014 — 45,014
Life Sciences Tools & Services .............................. — 56,404 — 56,404
Machinery ............................................ — 323,052 — 323,052
Media ............................................... — 1,593,746 — 1,593,746
Metals & Mining ........................................ — 718,602 — 718,602
Mortgage Real Estate Investment Trusts (REITs) .................. — 7,096 — 7,096
Multiline Retail ......................................... — 135,351 — 135,351
Oil, Gas & Consumable Fuels ............................... — 3,256,439 — 3,256,439
Personal Products ...................................... — 26,127 — 26,127
Pharmaceuticals ....................................... — 501,057 — 501,057
Professional Services .................................... — 168,605 — 168,605
Real Estate Management & Development ....................... — 128,221 — 128,221
Road & Rail ........................................... — 269,642 — 269,642
Semiconductors & Semiconductor Equipment .................... — 111,369 — 111,369
Software ............................................. — 906,298 — 906,298
Specialty Retail ........................................ — 467,959 — 467,959
Technology Hardware, Storage & Peripherals .................... — 81,724 — 81,724
Textiles, Apparel & Luxury Goods ............................ — 41,479 — 41,479
Thrifts & Mortgage Finance ................................ — 180,203 — 180,203
Trading Companies & Distributors ............................ — 167,239 — 167,239
Water Utilities ......................................... — 9,203 — 9,203
Wireless Telecommunication Services ......................... — 376,691 — 376,691
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 101,518 25,375 126,893
Airlines .............................................. — 84,414 — 84,414
Auto Components ...................................... — 23,149 — 23,149
Automobiles .......................................... — 6,915 — 6,915
Building Products ....................................... — 17,597 — 17,597
Capital Markets ........................................ — 10,350 — 10,350
Chemicals ............................................ — 116,623 — 116,623
Commercial Services & Supplies ............................. — 205,458 13,390 218,848
Construction & Engineering ................................ — 41,697 — 41,697
Construction Materials .................................... — 14,890 — 14,890
Containers & Packaging .................................. — 33,833 — 33,833
Diversified Consumer Services .............................. — 34,949 — 34,949
Diversified Financial Services ............................... — 311,456 12,896 324,352
Diversified Telecommunication Services ........................ — 83,635 — 83,635
Entertainment ......................................... — 620 33,825 34,445
Health Care Providers & Services ............................ — 146,964 — 146,964
Health Care Technology .................................. — 19,034 — 19,034
Hotels, Restaurants & Leisure .............................. — 99,795 5,374 105,169
Independent Power and Renewable Electricity Producers ............ — 1,485 — 1,485
Industrial Conglomerates .................................. — 19,485 — 19,485

BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 87,735 $ — $ 87,735
Interactive Media & Services ............................... — 25,172 — 25,172
Internet & Direct Marketing Retail ............................ — 18,947 — 18,947
IT Services ........................................... — 243,070 — 243,070
Life Sciences Tools & Services .............................. — 29,032 — 29,032
Machinery ............................................ — 118,001 — 118,001
Media ............................................... — 424,954 — 424,954
Oil, Gas & Consumable Fuels ............................... — 143,081 — 143,081
Pharmaceuticals ....................................... — 40,285 — 40,285
Professional Services .................................... — 38,330 — 38,330
Software ............................................. — 276,607 5,006 281,613
Specialty Retail ........................................ — 45,894 — 45,894
Investment Companies .................................... 5,462 — — 5,462
Other Interests .......................................... — — 1,568 1,568
Capital Trusts ........................................... — 504,075 — 504,075
Warrants .............................................. — 31,150 — 31,150
Short-Term Securities ....................................... 552,320 — — 552,320
$ 1,270,621 $ 26,709,228 $ 154,434 $ 28,134,283
Derivative Financial Instruments
(a)
Assets:
Credit contracts ........................................... $ — $ 571 $ — $ 571
Liabilities:
Credit contracts ........................................... — (765) — (765)
Foreign currency exchange contracts ............................ — (6,744) — (6,744)
$ — $ (6,938) $ — $ (6,938)
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.